Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2018
Southwest Gas Holdings, Inc.:
Operating revenues	$754,330	$670,883	$668,146	$786,654
Operating income (4)	129,560	53,338	39,681	134,854
Net income	78,294	21,551	12,331	131,160
Net income attributable to Southwest Gas Holdings, Inc.	79,091	21,551	12,331	69,304
Basic earnings per common share (1)	1.63	0.44	0.25	1.36
Diluted earnings per common share (1)	1.63	0.44	0.25	1.36

Southwest Gas Corporation:
Operating revenues	$494,313	$275,679	$217,523	$370,213
Operating income (4)	141,173	24,675	3	115,962
Net income (loss)	90,349	2,622	(13,670)	59,541

2017
Southwest Gas Holdings, Inc.:
Operating revenues	$654,737	$560,469	$593,153	$740,433
Operating income (4)	124,347	48,265	34,988	135,524
Net income	69,005	18,121	10,420	96,396
Net income attributable to Southwest Gas Holdings, Inc.	69,308	17,864	10,204	96,465
Basic earnings per common share (1)	1.46	0.38	0.21	2.00
Diluted earnings per common share (1)	1.45	0.37	0.21	2.00

Southwest Gas Corporation:
Operating revenues	$462,602	$260,162	$213,059	$366,485
Operating income (4)	135,922	32,346	9,921	117,885
Net income (loss)	76,938	9,522	(4,024)	74,382

	Quarter Ended
	March 31	June 30	September 30	December 31
2016
Southwest Gas Holdings, Inc.: (2)
Operating revenues	$731,248	$547,748	$539,969	$641,525
Operating income (4)	139,036	33,057	20,478	122,903
Net income (loss)	75,355	9,099	2,907	65,694
Net income attributable to Southwest Gas Holdings, Inc.	75,446	8,943	2,472	65,180
Basic earnings per common share (1)	1.59	0.19	0.05	1.37
Diluted earnings per common share (1)	1.58	0.19	0.05	1.36

Southwest Gas Corporation: (2) (3)
Operating revenues
Continuing operations	$525,100	$255,648	$200,179	$340,485
Discontinued operations – utility infrastructure services	206,148	292,100	339,790	301,040
Total	$731,248	$547,748	$539,969	$641,525
Operating income (loss) (4)
Continuing operations	$140,885	$20,210	$(5,292)	$100,685
Discontinued operations – utility infrastructure services	(1,849)	12,847	25,770	22,218
Total	$139,036	$33,057	$20,478	$122,903
Net income (loss)
Continuing operations	$77,583	$2,358	$(12,405)	$51,887
Discontinued operations – utility infrastructure services	(2,137)	6,585	14,877	13,293
Total	$75,446	$8,943	$2,472	$65,180

(1)	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares.

(2)
Refer to Notes 1 and 18. Effective 2017, Southwest Gas Holdings, Inc. (“Company) is the successor equity issuer to Southwest Gas Corporation (“Southwest”). Both Southwest and Centuri became subsidiaries of the Company.

(3)	Periods prior to 2017 depict Centuri amounts as discontinued operations of Southwest.

(4)
Periods prior to 2018 depict revised operating income for the reclassification of non-service components of net periodic benefit costs, associated with pensions and other post-retirement benefits, out of the operations and maintenance line item of both the Company’s and Southwest’s Condensed Consolidated Statements of Income due to the adoption of ASU 2017-07. The resultant figures for Operating income, but not Net income, were increased accordingly to reflect reclassification. See Note 11 - Pension and Other Postretirement Benefits for further information relating to the adoption of this update.